Cash	12 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Abstract]
Cash [Text Block]

4. Cash

As at March 31, 2026 the Company has a cash balance of $328,086 (2025 - $344,244). Both of these amounts were on deposit at major financial institutions in the United States and Canada. The Company has no cash equivalents as at March 31, 2026 or at March 31, 2025.